SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2020 CNY (¥) customer	Dec. 31, 2019 CNY (¥) customer	Dec. 31, 2018 CNY (¥) [1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Significant Risks and Uncertainties
Cash and cash equivalents	$ 378,530		¥ 3,198,086	¥ 2,606,939		¥ 2,469,909
Net revenue	$ 607,199	¥ 3,961,962	8,616,784	¥ 11,244,114
Customer concentration risk
Significant Risks and Uncertainties
Insurance limit covering deposits at each bank						500
Cash and cash equivalents | Foreign currency risk | RMB
Significant Risks and Uncertainties
Cash and cash equivalents			¥ 3,117,993			¥ 2,408,924
Individual customer greater than 10% of revenue | Customer concentration risk
Significant Risks and Uncertainties
Net revenue					¥ 0
Customer greater than 10% of accounts receivable | Customer concentration risk
Significant Risks and Uncertainties
Number of customers | customer	1	1	0
Concentration risk (as a percent)	46.00%	46.00%

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.